Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest
BALANCE, at Dec. 31, 2009	$ 914,327	$ 37,671	$ 266,706	$ 679,597	$ (17,863)	$ (57,731)	$ 908,380	$ 5,947
Treasury Stock Shares, number of shares at Dec. 31, 2009					754,706
Net income/(loss)	21,035			19,768			19,768	1,267
Proceeds from Stock Issuance Program, shares					(754,706)
Proceeds from Stock Issuance Program, amount	12,671		(156)	(5,036)	17,863		12,671
Issuance of common stock under Stock Issuance Program	7,042	446	6,596				7,042
Issuance of common stock-offering	84,696	7,622	77,074				84,696
Issuance of shares of restricted share units (341,650, 127,250 and 234,500 shares in 2010, 2011 and 2012 respectively)	0	342	(342)				0
Cash dividends paid ($0.60 per share in 2010 and 2011 and $0.50 per share in 2012)	(22,849)			(22,849)			(22,849)
Distribution from Subsidiary to non controlling interest	(3,462)						0	(3,462)
Other comprehensive income (loss)	5,402					5,402	5,402
Amortization of restricted share units	1,068		1,068				1,068
BALANCE, at Dec. 31, 2010	1,019,930	46,081	350,946	671,480	0	(52,329)	1,016,178	3,752
Treasury Stock Shares, number of shares at Dec. 31, 2010					0
Net income/(loss)	(88,950)			(89,496)			(89,496)	546
Expenses of 2010 common stock-offering	(72)		(72)				(72)
Issuance of shares of restricted share units (341,650, 127,250 and 234,500 shares in 2010, 2011 and 2012 respectively)	0	128	(128)				0
Cash dividends paid ($0.60 per share in 2010 and 2011 and $0.50 per share in 2012)	(27,670)			(27,670)			(27,670)
Distribution from Subsidiary to non controlling interest	(2,199)						0	(2,199)
Other comprehensive income (loss)	17,299					17,299	17,299
Amortization of restricted share units	820		820				820
BALANCE, at Dec. 31, 2011	919,158	46,209	351,566	554,314	0	(35,030)	917,059	2,099
Treasury Stock Shares, number of shares at Dec. 31, 2011					0
Net income/(loss)	(49,056)			(49,263)			(49,263)	207
Issuance of common stock-offering	62,329	10,000	52,329				62,329
Issuance of shares of restricted share units (341,650, 127,250 and 234,500 shares in 2010, 2011 and 2012 respectively)	0	234	(234)				0
Cash dividends paid ($0.60 per share in 2010 and 2011 and $0.50 per share in 2012)	(26,623)			(26,623)			(26,623)
Other comprehensive income (loss)	20,302					20,302	20,302
Amortization of restricted share units	730		730				730
BALANCE, at Dec. 31, 2012	$ 926,840	$ 56,443	$ 404,391	$ 478,428	$ 0	$ (14,728)	$ 924,534	$ 2,306
Treasury Stock Shares, number of shares at Dec. 31, 2012					0